Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Reporting
Credit
This credit segment is focused on fundamental credit analysis, consistency, and long-term value creation to investors. The area dynamic approach is to tactically allocate capital between assets classes and adapt to different cycles. It is also sourcing of credit instruments with resilient structures and sound collateral packages.

	2020
	Private Equity	Public Equities	Investment Products and solutions	Infrastructure	Real Estate	Credit	Hedge Funds	Financial Advisory Services	Corporate Center	Total
In Brazil	36,630	44,948	54,178	30,193	32,928	17,815	17,463	30,338		264,493
Abroad	71,715	13,989	8,790	—	71	—	178	—		94,743

Gross revenue from services rendered	108,345	58,937	62,968	30,193	32,999	17,815	17,641	30,338	—	359,236

Fund Advisory fee	—	—	135	—	1,096	—	—	30,338		31,569
Fund Management fee	108,690	53,212	48,489	17,268	30,561	16,054	11,524	—		285,798
Fund Performance fee	(344)	5,725	14,344	12,925	1,341	1,761	6,117	—		41,869
Taxes and contributions	(5,149)	(2,847)	(3,040)	(1,838)	(1,878)	(994)	(974)	(2,624)		(19,344)

Net revenue from services rendered	103,197	56,090	59,928	28,355	31,120	16,821	16,667	27,714		339,892
(-) General and administrative expenses	(9,668)	(6,288)	(10,789)	(5,472)	(4,879)	(2,584)	(3,021)	(3,012)	(78,532)	(124,245)

Operating profit	93,529	49,802	49,139	22,883	26,241	14,237	13,646	24,702	(78,532)	215,647

Finance income										10,050
Finance cost										(13,097)

Finance result, net										(3,047)

Profit before income taxes										212,600
Income taxes										(43,446)

Profit for the year										169,154

	2019
	Private Equity	Public Equities	Investment Products and solutions	Infrastructure	Real Estate	Credit	Hedge Funds	Financial Advisory Services	Corporate Center	Total
In Brazil	48,220	54,875	35,339	25,645	20,553	13,780	9,639	7,890	—	215,941
Abroad	71,395	14,577	7,977	—	1,203	—	—	—	—	95,152

Gross revenue from services rendered	119,615	69,452	43,315	25,645	21,757	13,780	9,639	7,890	—	311,093

Fund Advisory fee	—	—	1,736	—	2,313	—	—	7,890	—	11,939
Fund Management fee	119,271	37,736	26,687	11,025	19,297	12,962	6,847	—	—	233,826
Fund Performance fee	344	31,716	14,892	14,620	146	818	2,791	—	—	65,328
Taxes and contributions	(3,590)	(3,452)	(2,660)	(1,447)	(1,225)	(776)	(542)	(682)	—	(14,376)

Net revenue from services rendered	116,025	66,000	40,655	24,198	20,531	13,004	9,097	7,207	—	296,717
(-) General and administrative expenses	(9,416)	(7,163)	(8,467)	(6,041)	(4,088)	(1,939)	(2,970)	(2,727)	(70,478)	(113,287)

Operating profit	106,609	58,838	32,188	18,156	16,443	11,065	6,127	4,481	(70,478)	183,430

Finance income										21,161
Finance cost										(12,476)

Finance result, net										8,685

Profit before income taxes										192,115
Income taxes										(36,483)

Profit for the year										155,632

	2018
	Private Equity	Public Equities	Investment Products and solutions	Infrastructure	Real Estate	Credit	Hedge Funds	Financial Advisory Services	Corporate Center	Total
In Brazil	26,394	21,138	16,413	12,991	12,159	9,119	6,681	18,039	—	122,935
Abroad	43,081	7,488	5,935	—	898	—	—	—	—	57,402

Gross revenue from services rendered	69,475	28,626	22,348	12,991	13,057	9,119	6,681	18,039	—	180,337

Fund Advisory fee	—	—	2,970	—	374	—	—	18,039	—	21,383
Fund Management fee	69,475	26,252	16,974	12,991	12,684	8,511	5,685	—	—	152,571
Fund Performance fee	—	2,375	2,404	—	—	608	996	—	—	6,383
Taxes and contributions	(1,908)	(1,319)	(1,094)	(703)	(687)	(493)	(367)	(1,560)	—	(8,133)

Net revenue from services rendered	67,567	27,307	21,254	12,288	12,370	8,626	6,314	16,479	—	172,204
(-) General and administrative expenses	(2,314)	(5,238)	(7,943)	(5,286)	(3,279)	(1,795)	(3,316)	(1,967)	(59,617)	(90,755)

Operating profit	65,253	22,069	13,311	7,001	9,091	6,831	2,998	14,512	(59,617)	81,449

Finance income										8,723
Finance cost										(12,472)

Finance result, net										(3,749)

Profit before income taxes										77,700
Income taxes										(21,022)

Profit for the year										56,678